Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0001376321
Registrant Name	ZW Data Action Technologies Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES